UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04364

Exact name of registrant as specified in charter:	Voyageur Intermediate Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund	May 31, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.46%
Corporate-Backed Revenue Bonds – 3.40%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	1,695,000	$1,696,678
Laurentian Energy Authority Cogeneration Revenue
Series A 5.00% 12/1/21	750,000	746,505
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7
4.50% 10/1/37 (AMT)	1,025,000	1,029,397
		3,472,580
Education Revenue Bonds – 16.90%
Brooklyn Park Charter School Lease
(Prairie Seeds Academy Project) Series A 5.00% 3/1/34	485,000	489,064
Cologne Charter School Lease Revenue
(Cologne Academy Project) Series A 5.00% 7/1/29	305,000	325,706
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy) Series A
5.50% 8/1/36	420,000	459,950
Hugo Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/29	530,000	574,774
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	525,000	538,409
Minnesota Colleges & Universities Revenue Fund
Series A 4.00% 10/1/18	1,000,000	1,090,320
Series A 5.00% 10/1/28	1,000,000	1,108,660
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23	1,000,000	1,087,270
(Hamline University) Series 7-E 5.00% 10/1/29	250,000	268,485
(Macalester College) Series 6-P 4.25% 3/1/27	750,000	768,503
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	484,054
(St. Johns University)
Series 6-U 4.40% 10/1/21	325,000	353,763
Series 6-U 4.50% 10/1/23	265,000	289,237
(St. Scholastica College) Series H 5.125% 12/1/30	1,000,000	1,071,930
(University of St. Thomas)
Series 6-X 5.00% 4/1/24	1,000,000	1,073,340
Series 7-U 4.00% 4/1/26	1,400,000	1,512,364
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 4.15% 9/1/24	600,000	611,634
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	370,000	354,560

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Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Minnesota
Series A 5.00% 12/1/23	1,000,000	$1,175,840
Series A 5.25% 12/1/28	750,000	883,493
Series D 5.00% 12/1/26	1,000,000	1,164,680
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/18	1,500,000	1,582,845
		17,268,881
Electric Revenue Bonds – 8.05%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/21	1,095,000	1,246,121
Series E 5.00% 1/1/23	1,000,000	1,143,800
Chaska Electric Revenue
(Generating Facilities) Series A 5.25% 10/1/25	1,100,000	1,118,381
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	577,815
Series A 5.00% 10/1/30	240,000	275,671
Northern Municipal Power Agency Electric System
Revenue
Series A 5.00% 1/1/17 (ASSURED GTY)	1,000,000	1,068,150
Series A 5.00% 1/1/25	200,000	233,010
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	2,250,000	2,570,130
		8,233,078
Healthcare Revenue Bonds – 35.21%
Anoka Healthcare & Housing Facilities Revenue
(Homestead at Anoka Inc) 5.375% 11/1/34	270,000	281,907
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project) Series B
6.875% 11/1/34	750,000	810,083
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/24	1,175,000	1,396,123
5.00% 11/1/25	250,000	294,283
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	135,000	136,737
Series A 5.00% 4/1/40	125,000	126,446
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	830,107

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care) 4.75% 8/1/25	500,000	$511,960
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	278,265
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
4.25% 8/1/24	770,000	789,088
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	300,000	301,893
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	1,500,000	1,741,815
Series B 6.50% 11/15/38 (ASSURED GTY)	1,730,000	2,003,305
Minneapolis National Marrow Donor Program Revenue
5.00% 8/1/17	1,205,000	1,278,734
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen Mill City Quarter) 5.00% 11/1/35	530,000	531,696
Minneapolis-St. Paul Housing & Redevelopment Authority
Health Care Revenue
(Children’s Hospital) Series A 5.25% 8/15/25	1,000,000	1,142,670
Minnesota Agricultural & Economic Development Board
Revenue
(Essentia Remarketing) Series C-1
5.50% 2/15/25 (ASSURED GTY)	2,500,000	2,852,625
Moorhead Economic Development Authority Multifamily
Housing Revenue
(Eventide Lutheran Home Project) 4.70% 6/1/18	475,000	475,689
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 6.875% 12/1/29	950,000	1,058,072
Rochester Health Care Facilities Revenue
(Mayo Clinic)
Series A 4.00% 11/15/30 ●	500,000	545,055
Series C 4.50% 11/15/38 ●	1,000,000	1,153,280
(Olmsted Medical Center Project) 5.125% 7/1/20	1,000,000	1,127,750
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.00% 9/1/21	1,050,000	1,141,434
Series A 6.125% 9/1/30	845,000	865,077
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	578,203

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Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 5.00% 5/1/16	500,000	$520,970
Series A 5.125% 5/1/30	3,320,000	3,662,923
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.50% 7/1/29	1,000,000	1,134,640
Series C 5.625% 7/1/26	2,500,000	2,766,150
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28	2,000,000	2,262,000
(Gillette Children’s Specialty Project) 5.00% 2/1/27	1,000,000	1,084,970
(Health Partners Obligation Group Project)
5.00% 7/1/33	200,000	221,454
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Senior Carondelet Village Project) Series A
6.25% 8/1/30	1,000,000	1,051,620
(Senior Episcopal Homes Project) 5.00% 5/1/33	500,000	517,500
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.00% 12/1/34	500,000	512,935
		35,987,459
Housing Revenue Bond – 0.32%
Minnesota Housing Finance Agency
(Residential Housing) Series I 5.10% 7/1/20 (AMT)	330,000	330,630
		330,630
Lease Revenue Bonds – 5.40%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,239,689
Series A 5.00% 6/1/43	715,000	795,116
Series B 5.00% 3/1/21	250,000	294,033
Series B 5.00% 3/1/27	1,000,000	1,168,710
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio) 5.00% 12/1/25	1,000,000	1,137,950
Virginia Housing & Redevelopment Authority Health Care
Facility Lease Revenue
5.25% 10/1/25	880,000	886,213
		5,521,711
Local General Obligation Bonds – 11.13%
Anoka County Capital Improvement
Series C 5.00% 2/1/27	500,000	545,805

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Anoka-Hennepin Independent School District No. 11
(School Building) Series A 5.00% 2/1/17	1,000,000	$1,072,620
Hennepin County
Series B 4.00% 12/1/20	500,000	565,885
Mankato Independent School District No. 77
(School Building) 4.125% 2/1/22	1,000,000	1,076,440
Metropolitan Council Waste Water Treatment
Series C 5.00% 3/1/16	560,000	580,121
Series C 5.00% 3/1/28	1,000,000	1,035,070
Minneapolis Various Purposes
4.00% 12/1/23	1,500,000	1,576,560
Robbinsdale Independent School District No. 281
(School Building) Series A 5.00% 2/1/20	1,850,000	2,129,553
Rochester Waste Water
Series A 5.00% 2/1/22	750,000	898,658
South Washington County Independent School District
No. 833 (School Building)
Series A 4.00% 2/1/22	750,000	789,690
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22	1,000,000	1,104,120
		11,374,522
Pre-Refunded / Escrowed to Maturity Bonds – 4.29%
Duluth Independent School District No. 709
Series A 4.25% 2/1/20-18 (AGM)§	1,710,000	1,856,444
Minnesota Municipal Power Agency Electric Revenue
5.25% 10/1/21-15§	1,000,000	1,016,940
University of Minnesota
Series A 5.75% 7/1/16	1,000,000	1,058,460
Series A 5.75% 7/1/18	400,000	456,004
		4,387,848
Special Tax Revenue Bonds – 3.19%
Minneapolis Tax Increment Revenue
(Ivy Tower Project) 5.50% 2/1/22 @	415,000	412,680
Minnesota 911 Revenue
(Public Safety Radio Communication System project)
4.25% 6/1/18 (ASSURED GTY)	1,170,000	1,278,482
4.50% 6/1/25 (ASSURED GTY)	1,000,000	1,107,540
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	400,000	461,260
		3,259,962

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Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
State General Obligation Bonds – 4.07%
Minnesota
(State Trunk Highway) Series B 5.00% 10/1/22	400,000	$476,612
(Various Purposes)
Series A 5.00% 12/1/21	1,000,000	1,154,770
Series A 5.00% 8/1/32	1,120,000	1,317,064
Series F 5.00% 10/1/22	1,000,000	1,212,920
		4,161,366
Transportation Revenue Bonds – 5.11%
Minneapolis-St. Paul Metropolitan Airports Commission
Revenue
Senior Series A 5.00% 1/1/22 (AMBAC)	1,260,000	1,344,420
Subordinate
Series B 5.00% 1/1/22 (AMT)	1,000,000	1,119,970
Series B 5.00% 1/1/26	710,000	811,175
Series B 5.00% 1/1/31	750,000	835,260
Series D 5.00% 1/1/22 (AMT)	1,000,000	1,110,480
		5,221,305
Water & Sewer Revenue Bond – 1.39%
St. Paul Sewer Revenue
Series D 5.00% 12/1/20	1,275,000	1,415,811
		1,415,811
Total Municipal Bonds (cost $95,471,500)		100,635,153

	Number of shares
Short-Term Investment – 0.71%
Money Market Mutual Fund – 0.71%
Minnesota Municipal Cash Trust	731,135	731,135
Total Short-Term Investment (cost $731,135)		731,135

Total Value of Securities – 99.17%
(cost $96,202,635)		101,366,288

Receivables and Other Assets Net of Liabilities – 0.83%		846,491
Net Assets – 100.00%		$102,212,779

@	Illiquid security. At May 31, 2015, the aggregate value of illiquid securities was $412,680, which represents 0.40% of the Fund’s net assets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of May 31, 2015. Interest rates reset periodically.

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(Unaudited)

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation

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Notes
Delaware Tax-Free Minnesota Intermediate Fund	May 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Intermediate Tax-Free Funds - Delaware Tax-Free Minnesota Intermediate Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

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(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2015:

	Level 1	Level 2	Total
Municipal Bonds	$—	$100,635,153	$100,635,153
Short-Term Investment	731,135	—	731,135
Total	$731,135	$100,635,153	$101,366,288

During the period ended May 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At May 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2015 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: